Financial Instruments and Risk Management - Schedule of Foreign Currency Exchange Risk on Net Working Capital (Details) - Foreign Exchange Rate Risk [Member] - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024
Financial Instruments and Risk Management - Schedule of Foreign Currency Exchange Risk on Net Working Capital (Details) [Line Items]
Cash and cash equivalents	$ 116,250	$ 137,666
Amounts receivable	28,725	49,038
Accounts payable and accrued liabilities	(65,080)	(192,971)
Due to related parties		(38,962)
Total foreign currency financial assets and liabilities	40,075	(45,229)
Impact of a 10% strengthening or weakening of foreign exchange rate	$ 4,008	$ (4,523)